Summary of Significant Accounting Policies (Details) - Schedule of revenue by geographical location - USD ($)	3 Months Ended		12 Months Ended
	Apr. 30, 2022	Apr. 30, 2021	Jan. 31, 2022	Jan. 31, 2021
Summary of Significant Accounting Policies (Details) - Schedule of revenue by geographical location [Line Items]
Total	$ 477,922	$ 433,488	$ 1,422,154	$ 943,702
United States [Member]
Summary of Significant Accounting Policies (Details) - Schedule of revenue by geographical location [Line Items]
Total	477,922	346,888	1,335,554	360,378
Foreign [Member]
Summary of Significant Accounting Policies (Details) - Schedule of revenue by geographical location [Line Items]
Total		$ 86,600	$ 86,600	$ 583,324